Loans, borrowings and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and borrowings
Balance at beginning of period	R$ 166,834	R$ 208,138
Changes in cash
Proceeds	30,000	34,000	R$ 88,000
Interest paid	(21,701)	(30,249)
Payments	(107,710)	(74,069)	(41,652)
Changes not affecting cash
Interest accrued	21,435	29,723
Amortized cost	(1,062)
Adjustment to present value		(572)
Exchange rate change		(137)
Balance at end of period	87,796	166,834	208,138
Current	36,191	89,541	64,415
Non-current	51,605	77,293	143,723
Working capital
Loans and borrowings
Balance at beginning of period	125,834	163,138
Changes in cash
Proceeds	30,000	34,000
Interest paid	(17,533)	(22,868)
Payments	(85,239)	(70,069)
Changes not affecting cash
Interest accrued	17,267	22,342
Amortized cost	(662)
Adjustment to present value		(572)
Exchange rate change		(137)
Balance at end of period	R$ 69,667	125,834	163,138
Loans and borrowings, adjustment to interest rate basis	8.60%
Current	R$ 30,148	62,335	64,415
Non-current	R$ 39,519	R$ 63,499	98,723
Working capital | Minimum
Changes not affecting cash
Loans and borrowings, adjustment to interest rate basis		8.60%
Working capital | Maximum
Changes not affecting cash
Loans and borrowings, adjustment to interest rate basis		12.95%
Working capital | Interbank Deposit Certificate (CDI)
Changes not affecting cash
Loans and borrowings, interest rate basis	100% CDI	100% CDI
Working capital | Interbank Deposit Certificate (CDI) | Minimum
Changes not affecting cash
Loans and borrowings, adjustment to interest rate basis	2.51%	2.40%
Working capital | Interbank Deposit Certificate (CDI) | Maximum
Changes not affecting cash
Loans and borrowings, adjustment to interest rate basis	6.55%	6.55%
Debentures
Loans and borrowings
Balance at beginning of period	R$ 41,000	R$ 45,000
Changes in cash
Proceeds	0	0
Interest paid	(4,168)	(7,381)
Payments	(22,471)	(4,000)
Changes not affecting cash
Interest accrued	4,168	7,381
Amortized cost	(400)
Adjustment to present value		0
Exchange rate change		0
Balance at end of period	R$ 18,129	R$ 41,000	45,000
Interest rate per year (%)	18.16%	18.16%
Current	R$ 6,043	R$ 27,206	0
Non-current	R$ 12,086	R$ 13,794	R$ 45,000